Offsetting of Financial Assets and Liabilities	12 Months Ended
Dec. 31, 2025
Disclosure Of Derivative Financial Asset And Liabilities Offsetting Arrangements [abstract]
Offsetting of Financial Assets and Liabilities

NOTE 47. OFFSETTING OF FINANCIAL ASSETS AND LIABILITIES
Financial assets and liabilities are offset, and the net amount is reported in the statement of financial position where the Group currently has a legally enforceable right to offset the recognized amounts, and there is an intention to settle on a net basis or realize the asset and settle the liability simultaneously.
The disclosures in the following tables include financial assets and liabilities that:
•are offset in the Group’s consolidated statement of financial position; or
•are subject to a netting agreement or similar agreement that covers similar financial instruments, regardless of whether they are offset in the consolidated statement of financial position.
Financial instruments such as loans and deposits are not disclosed in the following tables since they are not offset in the consolidated statement of financial position.
The financial instruments subject to offsetting, master netting agreements and similar agreements as of December 31, 2025 and 2024 are as follows:

	Offsetting effects on Statement of Financial Position			Related amounts not offset
12.31.25	Gross Amount	Offset Amount	Net amounts in Statement Financial Position	Subject to netting agreements	Total Net Amount
Financial Assets
Derivate Instruments	24,818,487	—	24,818,487	(11,734,456)	13,084,031
Transfers from customers of other banks(*)	92,941,522	—	92,941,522	(90,629,214)	2,312,308
Consumption of foreign credit cards(*)	101,507,543	—	101,507,543	(30,728,781)	70,778,762
Total	219,267,552	—	219,267,552	(133,092,451)	86,175,101
Financial Liabilities
Derivate Instruments	13,148,707	—	13,148,707	(11,734,456)	1,414,251
Transfers from customers of other banks(**)	90,629,214	—	90,629,214	(90,629,214)	—
Consumption of foreign credit cards(**)	30,728,781	—	30,728,781	(30,728,781)	—
Total	134,506,702	—	134,506,702	(133,092,451)	1,414,251
(*) Included within Loans and Other Financing.
(**) Included within Other Non-financial Liabilities.

	Offsetting effects on Statement of Financial Position			Related amounts not offset
12.31.24	Gross Amount	Offset Amount	Net amounts in Statement Financial Position	Subject to netting agreements	Total Net Amount
Financial Assets
Derivate Instruments	7,405,426	—	7,405,426	(5,328,996)	2,076,430
Transfers from customers of other banks(*)	104,908,084	(9,930,882)	94,977,202	(39,803,419)	55,173,783
Consumption of foreign credit cards(*)	65,616,939	—	65,616,939	(22,050,095)	43,566,844
Total	177,930,449	(9,930,882)	167,999,567	(67,182,510)	100,817,057
Financial Liabilities
Derivate Instruments	6,237,507	—	6,237,507	(5,328,996)	908,511
Transfers from customers of other banks(**)	52,947,787	(9,930,882)	43,016,905	(39,803,419)	3,213,486
Consumption of foreign credit cards(**)	22,050,095	—	22,050,095	(22,050,095)	—
Total	81,235,389	(9,930,882)	71,304,507	(67,182,510)	4,121,997
(*) Included within Loans and Other Financing.
(**) Included within Other Non-financial Liabilities.